Organization and Description of Business (Details) - Class B Common Stock [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 10, 2021
Organization and Description of Business [Line Items]
Common stock par value	$ 0.00001	$ 0.0001	$ 0.0001
Devcool Inc [Member]
Organization and Description of Business [Line Items]
Shares acquired	5,000,000	5,000,000